UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23297

Infinity Long/Short Equity Fund, LLC.
(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Terrance P. Gallagher
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-299-2270

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Infinity Long/Short Equity Fund, LLC

(a Delaware Limited Liability Company)

Schedule of Investments

June 30, 2019 (Unaudited)

	Redemptions	Redemption	Investment			Original
Investment Funds (95.09%)	Permitted	Notice Period	Strategy	Cost	Fair Value	Acquisition Date

Coatue Qualified Partners, L.P. [a,b,c]	Quarterly	45 Days	Fundamental (TMT Focus)	$2,300,000	$2,766,824	10/1/2016
Hoplite Partners, L.P. [a,b,c]	Quarterly	45 Days	Fundamental	2,300,000	2,465,036	10/1/2016
Jana Partners Qualified, L.P. Class A [a,b]	Quarterly	60 Days	Event Driven Long/Short Activist	150,500	137,343	10/1/2017
MW Eureka (US) Fund Class A2 [a,b]	Monthly	30 Days	Fundamental & Quantitative	3,117,145	3,576,076	10/1/2016
Renaissance Institutional Equities Fund LLC [a,b]	Monthly	45 Days	Quantitative	2,935,254	3,702,121	10/1/2016
Swiftcurrent Offshore, Ltd. [a,b,c]	Semi-Annually	90 Days	Fundamental	2,400,000	2,460,577	10/1/2017
Two Sigma Spectrum Cayman Fund, Ltd. [a,b,d]	Quarterly	55 Days	Quantitative	2,640,560	2,974,650	1/1/2018
Total Investment Funds (cost $15,843,459) (95.09%)					18,082,627

Total Investment (cost $15,843,459) (95.09%)					$18,082,627
Other assets in Excess of liabilities (4.91%)					933,938
Members’ Equity - 100.00%					$19,016,565

a Non-income producing.

b Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c Early redemption penalties may apply.

d The investment fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of investment in the investment fund.

The Infinity Long/Short Equity Fund (the “Fund”) invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles collectively, (“Investment Funds”) based primarily in the United States that invest or trade, both long and short, in a wide range of securities, and, to a lesser extent, other property and currency interests. Certain of the Investment Funds in which the Fund may invest are commonly referred to as hedge funds. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or to invest in strategies not employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked-up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds and derivatives related to such instruments, including futures and options thereon.

The Board of Managers of the Fund (the “Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Investment Funds at fair value.

The valuations of investments in Investment Funds are supported by information received from the Investment Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Generally, the fair value of an Investment Fund is its net asset value. In the event that the Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect fair market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month-end valuation of the Investment Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, Infinity Capital Advisors, LLC (the “Investment Manager”), and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter for Investment Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

In April 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in Investment Funds with a fair value of $18,082,627 are excluded from the fair value hierarchy as of June 30, 2019.

As of June 30, 2019, the Fund does not hold any investments that have to be included in the fair value hierarchy.

The Adviser generally categorizes the investment strategies of the Investment Funds into investment strategy categories. The investment objective of the long/short hedge funds is to outperform the equity markets with half to two-thirds of the indices’ volatility. The investment strategy of the fundamental, bottoms-up long/short equities managers is to perform balance sheet analysis, along with many other layers of company and industry specific analysis to uncover intrinsic values that does not match where the market is currently priced. They will buy stocks that are below their intrinsic value and they will short stocks they feel are above their intrinsic value. The sector specific Investment Fund managers rely on their deep expertise within their sector of focus and work to provide alpha through the active management of their sectors through deep fundamental analysis. The quantitative approach uses internally developed and tested algorithms and models that use market data to trade in the equity space.

The Investment Funds compensate their respective Investment Fund managers through management fees currently ranging from 0.50% to 2.0% annually of average net asset value of the Fund’s investment and incentive allocations typically ranging between 10.0% and 25.0% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

At March 31, 2019, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$1,744,639
Gross unrealized depreciation	(243,797)
Net unrealized appreciation	$1,500,842
Cost of investments	$16,500,985

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Infinity Long/Short Equity Fund, LLC

By (Signature and Title)*	/s/ Jeff Vale
Jeff Vale, President
(Principal Executive Officer)

Date	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeff Vale
Jeff Vale, President
(Principal Executive Officer)

Date	August 27, 2019

By (Signature and Title)*	/s/ Phillip Jarrell
Phillip Jarrell, Treasurer
(Principal Financial Officer)

Date	August 27, 2019

* Print the name and title of each signing officer under his or her signature.